Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 01, 2025
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	5.99%
Annual Return 2024	1.02%